Capitalized Cost from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Capitalized Cost from Contracts with Customers
Schedule of Capitalized Cost from Contracts with Customers

€ millions	2019			2018
	Current	Non-Current	Total	Current	Non-Current	Total
Capitalized cost of obtaining customer contracts	414	1,318	1,732	326	1,006	1,332
Capitalized cost to fulfill customer contracts	66	117	183	35	66	101
Capitalized contract cost	480	1,435	1,915	361	1,072	1,433
/ Other non-financial assets	1,188	1,701	2,889	889	1,301	2,191
Capitalized contract cost as % of / other non-financial assets	40	84	66	41	82	65

Summary of Amortization Expense

€ millions	2019	2018
Capitalized cost of obtaining customer contracts	367	231
Capitalized cost to fulfill customer contracts	81	50